LOANS (Schedule of Balance in the Allowance For Loan Losses and Recorded Investment) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment
Allowance for Loan Losses, Collectively Evaluated for Impairment	1,989	2,004
Allowance for loan losses	1,989	2,004
Loan Balances, Individually Evaluated for Impairment
Loan Balances, Collectively Evaluated for Impairment	177,539	182,086
Total	177,539	182,086
Real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment
Allowance for Loan Losses, Collectively Evaluated for Impairment	1,938	1,824
Allowance for loan losses	1,938	1,824
Loan Balances, Individually Evaluated for Impairment
Loan Balances, Collectively Evaluated for Impairment	154,085	161,720
Total	154,085	161,720
Commercial and Industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment
Allowance for Loan Losses, Collectively Evaluated for Impairment	8	47
Allowance for loan losses	8	47
Loan Balances, Individually Evaluated for Impairment
Loan Balances, Collectively Evaluated for Impairment	5,509	4,895
Total	5,509	4,895
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment
Allowance for Loan Losses, Collectively Evaluated for Impairment	43	133
Allowance for loan losses	43	133
Loan Balances, Individually Evaluated for Impairment
Loan Balances, Collectively Evaluated for Impairment	17,945	15,471
Total	$ 17,945	$ 15,471